Recurring Fair Value Measurements - Additional Information (Detail) - CIK_0001819810_Genesis Park Acquisition Corp [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Nov. 27, 2020
Fair Value		$ 166,243,614
Warrant liability	$ 41,166,837	36,549,753	$ 36,549,753
U S Money Market [Member]
Fair Value		95
US Treasury Securities [Member]
Fair Value		$ 166,243,519